Related Party Transactions -Summary of Compensation of Key Management Personnel of Bank (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and cash incentives	$ 21	$ 19
Equity-based payment	30	30
Pension and other benefits	3	6
Total	$ 54	$ 55